Investments - Inter Pipeline (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
(Gain) loss from investment	$ 293	$ 346	$ (38)
Investment in Inter Pipeline Ltd.
Disclosure of financial assets [line items]
Fair value (gain) loss from Inter Pipeline	(21)	43	23
Dividend income from Inter Pipeline	(11)	(11)	(10)
(Gain) loss from investment	$ (32)	$ 32	$ 13